SHARE CAPITAL	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL [Text Block]

13. SHARE CAPITAL

Authorized and issued

The Company is authorized to issue an unlimited number of common shares, no par value.

The Company had the following significant common share transactions:

Six months ended June 30, 2023

REVERSE STOCK SPLIT

On June 7, 2023, the Company filed an amendment to its Articles of Incorporation (the "Reverse Stock Split Articles Amendment") with the Ontario Ministry of Public and Business Service Delivery to effect a reverse stock split of the Company's common shares, no par value per share (the "common shares"), at a ratio of 1-for-20, which became effective at 12:00:01 a.m. Eastern Time on June 9, 2023 (the "Reverse Stock Split").

Upon the effectiveness of the Reverse Stock Split, every twenty shares of the issued and outstanding common shares were automatically combined and reclassified into one issued and outstanding common share. The Reverse Stock Split did not affect any shareholder's ownership percentage of the common shares, alter the par value of the common shares or modify any voting rights or other terms of the common shares. The number of authorized shares of common shares under the Company's Articles remained unchanged. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional interest as a result of the Reverse Stock Split was rounded down to the nearest whole common share.

All common shares and per share amounts have been restated to give retroactive effect to the share consolidation.

OTHER ISSUANCES

On January 31, 2023, the Company entered into a settlement agreement with a third party pursuant to which the Company issued 16,250 common shares of the Company, valued at $0.1 million, to a third party to settle a legal dispute that arose in April 2019. See Note 16.

On April 12, 2023, Luis Merchan tendered his resignation as both Chairman of the Board of Directors of the Company and as its Chief Executive Officer. On this date, the Company entered into a separation agreement with Mr. Merchan, pursuant to which the Company issued 80,000 common shares of the Company, valued at $0.4 million, on April 26, 2023, and 30,000 common shares of the Company, valued at $0.1 million, on May 14, 2023 to Mr. Merchan.

14. SHARE CAPITAL

Authorized and issued

The Company is authorized to issue an unlimited number of common shares, no par value. On April 30, 2021, the Company consolidated its issued and outstanding common shares based on one new common share of the Company for every three existing common shares of the Company. All common shares and per share amounts have been restated to give retroactive effect to the share consolidation.

The Company had the following significant common share transactions:

Year ended December 31, 2022

DECEMBER 2022 PAYMENT TO FGH OWNERS

As discussed in Note 9, the Company issued 43,525,951 common shares of the Company valued at $9.8 million, inclusive of a 7.5% fair value discount for the required three-month holding period of the shares, to the prior owners of FGH as part of the Company’s acquisition of FGH on December 23, 2022.

DECEMBER 2022 UNIT OFFERING

On December 8, 2022, the Company closed a registered direct offering of 12,500,000 units of the Company at a price of $0.40 per unit for gross proceeds of $5.0 million. Each unit is comprised of one common share of the Company and one common share purchase warrant (12,500,000 total warrants) to purchase one additional common share at an exercise price of $0.40 per warrant share through December 8, 2027. Additionally, the Company amended the exercise price with respect to 1,325,000 warrants that were previously issued in the November 2021 offering (see Note 16) from $3.75 per share to $0.40 per share with no increase to the value of additional paid-in capital as it was offset by a corresponding increase to issuance costs. The Company paid $0.4 million in issuance costs relating to the December 2022 unit offering, as well as 500,000 warrants issued to the placement agent as discussed in Note 16.

FEBRUARY 2022 PAYMENT TO JUSTCBD OWNERS

As discussed in Note 9, the Company issued 9,500,000 common shares of the Company valued at $14.7 million, inclusive of a 15% fair value discount for the required six-month holding period of the shares, to the prior owners of JustCBD as part of the Company’s acquisition of JustCBD on February 25, 2022.

ACQUISITION OF NONCONTROLLING INTERESTS

On January 18, 2022, the Company issued 100,000 common shares of the Company valued at $0.2 million to acquire the remaining 13% of the outstanding equity interests in Flora Beauty LLC from its minority shareholders. In addition to the common shares, the Company granted a stock option, exercisable for up to 50,000 common shares of the Company at an exercise price of $1.70 per share that expire five years from the date of the grant.

On January 31, 2022, the Company issued 30,282 common shares of the Company valued at $0.1 million to complete its acquisition of Breeze by acquiring the remaining 10% of the equity interests in Breeze from its minority shareholders.

OTHER ISSUANCES

In January 2022, the Company amended an agreement with a consultant pursuant to which the Company issued 111,112 common shares of the Company valued at $0.2 million and a stock option, exercisable for up to 83,333 common shares of the Company at an exercise price of $2.25 per share that expire five years from the date of the grant.

On April 5, 2022, the Company issued 700,000 common shares of the Company valued at $1.3 million as part of a settlement agreement with Boustead Securities, LLC (“Boustead”) to resolve certain disputes arising under a prior underwriting agreement and engagement letter. In addition to the common shares, the Company paid Boustead $0.4 million.

SHARE REPURCHASE

The Company repurchased 368,244 common shares for $0.3 million during the year ended December 31, 2022.

Any future repurchases will depend on factors such as market conditions, share price and other opportunities to invest capital for growth. From time to time when management does not possess material nonpublic information about the Company or its securities, the Company may enter a pre-defined plan with a broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to internal trading blackout periods, insider trading rules or otherwise. Any such plans entered with our broker will be adopted in accordance with applicable securities laws such as the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended.

Year ended December 31, 2021

NOVEMBER 2021 UNIT OFFERING

On November 23, 2021, the Company closed an offering of 11,500,000 units of the Company at a price of $3.00 per unit for gross proceeds of $34.5 million. Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant (5,750,000 total warrants) to purchase one additional common share at an exercise price of $3.75 per warrant share through November 18, 2026. As described above, 1,325,000 of such warrants were repriced in connection with the December 2022 Unit Offering. The Company paid $2.7 million in issuance costs relating to the November 2021 unit offering, as well as 460,000 warrants issued to the underwriters as discussed in Note 16.

NOVEMBER 2021 PAYMENT TO VESSEL OWNERS

As discussed in Note 9, the Company issued 4,557,000 common shares of the Company valued at $20.7 million to the prior owners of Vessel as part of the Company’s acquisition of Vessel in November 2021.

INITIAL PUBLIC OFFERING

On May 13, 2021, the Company closed its Initial Public Offering (“IPO”) upon which it issued 3,333,333 common shares of the Company at a price of $5.00 per common share for gross proceeds of $16.7 million. On May 11, 2021, the Company was listed on the NASDAQ stock exchange in the United States. In connection with the closing, the Company paid issuance costs of $1.8 million and issued 632,000 warrants to the underwriters of the IPO valued at $1.3 million. The Company also issued 333,333 common shares to the Chief Executive Officer of the Company, valued at $1.7 million based on the IPO price per share of $5.00.

REGULATION A OFFERING

On January 20, 2021, the Company issued 26,000 units of the Company at a price of $2.25 per unit for gross proceeds of $0.1 million. Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant to purchase one additional common share at an exercise price of $3.00 per warrant share, subject to certain adjustments, over an 18-month exercise period following the date of issuance of the warrant. The Company sold the units through a Tier 2 offering pursuant to Regulation A (Regulation A+) under the Securities Act of 1933, as amended.  Additionally, the Company cancelled 28,000 units of the Company at a price of $2.25 per unit and valued at $0.1 million. The units were cancelled due to non-payment of the subscription price.

OTHER OFFERING

On July 23, 2021, the Company issued 55,555 common shares of the Company valued at $0.2 million for consulting services performed.